Earnings Per Share - Summary of Earnings Per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ 218,581	$ 31,442	¥ 272,673	¥ 548,903
Weighted average number of ordinary shares	40,858,290	40,858,290	40,858,290	40,858,290
Diluted effect of share options	0	0
Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	40,858,290	40,858,290